PRIVATE PLACEMENT (Q2) (Details) - USD ($)								5 Months Ended	6 Months Ended		12 Months Ended
	May 25, 2022	May 24, 2022	Nov. 23, 2021	Nov. 22, 2021	May 25, 2021	May 20, 2021	Nov. 27, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Private Placement Warrants [Abstract]
Gross proceeds to be received from issuance of warrants								$ 10,280,000	$ 2,760,000	$ 2,760,000	$ 5,520,000
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)							10,280,000
Share price (in dollars per share)							$ 1.00
Gross proceeds to be received from issuance of warrants							$ 10,280,000
Warrants outstanding (in shares)			15,800,000						18,560,000
Private Placement Warrant [Member] | Sponsor [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	2,760,000		2,760,000		2,760,000
Share price (in dollars per share)											$ 1.00
Gross proceeds to be received from issuance of warrants		$ 2,760,000		$ 2,760,000		$ 2,760,000
Class A Ordinary Shares [Member]
Private Placement Warrants [Abstract]
Number of securities to be called by each warrant (in shares)									32,360,000		32,360,000
Class A Ordinary Shares [Member] | Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Number of securities to be called by each warrant (in shares)									1		1
Warrants exercise price (in dollars per share)									$ 11.50		$ 11.50